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February 23, 2016

Via EDGAR

Laura Riegel
Senior Attorney
Division of Investment Management
Office of Insurance Products
Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549-8629

RE:    Principal Variable Contracts Funds, Inc.
Post-Effective Amendment on Form N-1A number 104
File Numbers 002-35570, 811-01944

Dear Ms. Riegel,

Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”). The Amendment is an annual update, in which the Registrant updated performance data and some strategy and risk language.

The Registrant will update other data in a filing pursuant to Rule 485(b), including for example, expense tables, expense examples, portfolio manager SAI disclosure, and 5% and 25% ownership information.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-247-5461, Jennifer Mills at 515-235-9154, or Britney Schnathorst at 515-235-1209 if you have any questions.
Sincerely,
/s/ Clint Woods
Clint Woods
Counsel, Registrant